Divestiture Transactions and Discontinued Operations (Narrative) (Details) (USD $) In Millions, unless otherwise specified							0 Months Ended	6 Months Ended		12 Months Ended			12 Months Ended			3 Months Ended	12 Months Ended		3 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Mar. 14, 2013 New Ameren Energy Resources Company, LLC [Member]	Jun. 30, 2013 New Ameren Energy Resources Company, LLC [Member]	Dec. 31, 2012 New Ameren Energy Resources Company, LLC [Member]	Dec. 31, 2012 Notes Payable, Other Payables [Member] New Ameren Energy Resources Company, LLC [Member]	Dec. 31, 2012 Illinois Power Holdings, LLC [Member]	Dec. 31, 2012 Elgin, Gibson City and Grand Tower Energy Centers [Member]	Dec. 31, 2012 Merchant Generation [Member]	Dec. 31, 2011 Merchant Generation [Member]	Dec. 31, 2010 Merchant Generation [Member]	Mar. 31, 2012 Merchant Generation [Member] Duck Creek Energy Center [Member]	Dec. 31, 2010 Medina Valley Energy Center [Member]	Dec. 31, 2010 SO2 Emission Allowances [Member] Merchant Generation [Member]	Jun. 30, 2013 Claimed Manufacturing Exemptions And Credits [Member] Merchant Generation [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Pension and other postretirement obligations assumed by counterparty									$ 40		$ 40
Defined benefit plan assets assumed by counterparty									15		15
Asset retirement obligation	375	[1]	369	[1],[2]	403	[1]			26
Converted instrument, period for conversion										24 months
Cash collateral for borrowed securities									27
Aggregate principal amount of senior notes							825
Transaction agreement, cash retained by counterparty							85
Transaction agreement, closing extension period							1 month
Obligation to provide credit support, period							24 months
Buyer's indemnification guarantee obligation							25
Buyer's indemnification guarantee obligation, period							24 months
Period for working capital adjustment							120 days
Transitional services to be provided to buyer, period							12 months
Transitional services to be provided to buyer at no charge, period							90 days
Transitional services to be provided to buyer at no charge, maximum amount							5
Transitional services to be provided to buyer, additional period							6 months
Impairment of assets to be disposed of								168					1,950	2	420	628	36	68
Disposal group, fair value												133
Discontinued operations deferred tax expense								97
Discontinued operations deferred tax benefit								69
Tax payment, settlement resolution																			$ 7

[1]	The nuclear decommissioning trust fund assets of 408 million and 357 million as of December 31, 2012, and 2011, respectively, were restricted for decommissioning of the Callaway energy center.
[2]	Balance included $5 million in "Other current liabilities" on the consolidated balance sheet as of December 31, 2011.